Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Provision for credit losses
Exchange rate and other		$ 1		$ 1
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 3,455	2,714	$ 2,793	2,326
Provision for credit losses
Originations	168	150	592	519
Maturities	(254)	(205)	(754)	(579)
Changes in risk, parameters and exposures	491	301	1,697	1,040
Write-offs	(210)	(211)	(590)	(521)
Recoveries	23	9	54	37
Exchange rate and other	(89)	(50)	(208)	(114)
Balance at end of period	3,584	2,708	3,584	2,708
Wholesale [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	946	757	787	774
Provision for credit losses
Transfers to Stage 1	107	101	206	203
Transfers to Stage 2	(33)	(26)	(97)	(121)
Transfers to Stage 3	(3)	(1)	(9)	(5)
Originations	168	150	592	519
Maturities	(133)	(96)	(436)	(288)
Changes in risk, parameters and exposures	(169)	(108)	(158)	(299)
Exchange rate and other	1	1	(1)	(5)
Balance at end of period	884	778	884	778
Wholesale [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,104	924	1,038	785
Provision for credit losses
Transfers to Stage 1	(107)	(101)	(205)	(202)
Transfers to Stage 2	34	29	107	128
Transfers to Stage 3	(35)	(7)	(241)	(54)
Maturities	(121)	(109)	(318)	(291)
Changes in risk, parameters and exposures	258	198	757	572
Exchange rate and other	3	1	(2)	(3)
Balance at end of period	1,136	935	1,136	935
Wholesale [member] | Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,405	1,033	968	767
Provision for credit losses
Transfers to Stage 1	0	0	(1)	(1)
Transfers to Stage 2	(1)	(3)	(10)	(7)
Transfers to Stage 3	38	8	250	59
Changes in risk, parameters and exposures	402	211	1,098	767
Write-offs	(210)	(211)	(590)	(521)
Recoveries	23	9	54	37
Exchange rate and other	(93)	(52)	(205)	(106)
Balance at end of period	$ 1,564	$ 995	$ 1,564	$ 995